SHAREHOLDERS' EQUITY (Schedule of Number of Reserved and Authorized Shares in Equity Incentive Plans) (Details)	Dec. 31, 2023 shares
Stockholders' Equity Note [Abstract]
Share options exercised and outstanding	27,963,931
RSUs vested and outstanding	6,932,439
Ordinary shares available for issuance under the Equity Incentive Plans	1,116,597
Total reserved and authorized shares as of December 31, 2022	36,012,967